SIGNIFICANT ACCOUNTING POLICIES - Control (Details) $ / shares in Units, $ in Millions, $ in Millions			7 Months Ended	12 Months Ended
	Jun. 01, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) item shares	Dec. 31, 2022 ARS ($) $ / shares	Dec. 31, 2022 ARS ($) $ / shares	Dec. 31, 2021 ARS ($) $ / shares	Dec. 31, 2022 USD ($)	Oct. 27, 2021 $ / shares shares
SIGNIFICANT ACCOUNTING POLICIES
Par value (in argentine peso per share) | $ / shares			$ 1	$ 1	$ 1
Cash paid						$ 0.5
Indemnification assets			$ 69	$ 69
Debt			7,570	7,570	$ 8,386
Debt, current			4,960	4,960	5,951
Debt, non-current			2,610	$ 2,610	2,435
Percentage of direct/indirect interest in capital stock and votes				6.00%
Proportion of ownership interest in subsidiary				6.00%
Fair value of assigned spectrum						6.2
Price of spectrum to be exchanged						$ 5.7
Gain on difference between the book value and the fair value of the returned spectrum				$ 411
Tuves Paraguay
SIGNIFICANT ACCOUNTING POLICIES
Percentage of direct/indirect interest in capital stock and votes				67.50%
Proportion of ownership interest in subsidiary				67.50%
AVC Continente Audiovisual
SIGNIFICANT ACCOUNTING POLICIES
Number of shares offered irrevocable option | shares							497,479
Par value (in argentine peso per share) | $ / shares							$ 1
Voting right per share							1
Percentage of holders offered option							40.00%
Adjustment to the non-controlling interest balance					48
Percentage of direct/indirect interest in capital stock and votes				100.00%
Proportion of ownership interest in subsidiary				100.00%
Personal smarthome
SIGNIFICANT ACCOUNTING POLICIES
Percentage of direct/indirect interest in capital stock and votes				100.00%
Proportion of ownership interest in subsidiary				100.00%
Other Deferred Reserve [Member] | AVC Continente Audiovisual
SIGNIFICANT ACCOUNTING POLICIES
Total purchase price					$ 131
NYSSA
SIGNIFICANT ACCOUNTING POLICIES
Voting right per share	1
Percentage of holders offered option	40.00%
Acquisition percentage	100.00%
Base price	$ 3.4
Shares can be purchased per agreement | shares	10,000
Share price | $ / shares	$ 1,000
Cash paid	$ 1.4
Percentage of interest rate per annum on balance payable	6.00%
Indemnification assets			69	$ 69
Debt			715	715
Debt, current			197	197
Debt, non-current			518	$ 518
Revenue			406
Net income			$ 129
NYSSA | Open Pass S.A
SIGNIFICANT ACCOUNTING POLICIES
Number of shares offered irrevocable option | shares		6,999,580
Percentage of holders offered option		15.00%
Irrevocable contribution paid in cash		$ 0.7
Number of share holders offered irrecoverable call options | item		2
Contribution payable up on exercise of options		$ 7.5